Document and Entity Information	0 Months Ended
Dec. 31, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2014
Registrant Name	FPA FUNDS TRUST
Central Index Key	0000924727
Amendment Flag	false
Document Creation Date	Apr. 30, 2015
Document Effective Date	Apr. 30, 2015
Prospectus Date	Apr. 30, 2015
FPA Crescent Fund | FPA Crescent Fund
Risk/Return:
Trading Symbol	FPACX
FPA International Value Fund | FPA International Value Fund
Risk/Return:
Trading Symbol	FPIVX